Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018 [1]
Summarized statement of financial position
Cash and cash equivalents	€ 12,263	€ 8,744	[1]	€ 10,768		€ 10,768
Assets	440,348	392,633	[1]			395,923
Other current liabilities	14,097	13,309
Other non-current liabilities	722	146
Total liabilities	415,907	370,091	[1]			€ 371,844
Revenue	28,197	28,914		32,973
Results from financial transactions	35,386	(11,701)		20,250
Interest income	5,835	5,783		6,052
Profit or loss	1,457	751		2,534
Income tax (expense) or income	(218)	(40)		(65)
Net income/(loss)	1,239	711	[1]	2,469	[1]
Other comprehensive income	2,232	(1,107)	[1]	(1,968)	[1]
Total comprehensive income / (loss)	3,471	(396)	[1]	€ 501	[1]
Dividends received	120	94
Amvest [member]
Summarized statement of financial position
Cash and cash equivalents	124	132
Other current assets	42	157
Total current assets	166	289
Non-current assets	4,319	3,304
Assets	4,486	3,593
Other current liabilities	175	154
Current liabilities	175	154
Non-current financial liabilities excluding trade payables and other provisions	709	590
Total non-current financial liabilities	709	590
Total liabilities	884	745
Net assets	3,602	2,848
Revenue	111	89
Results from financial transactions	299	349
Interest expense	(8)	(6)
Profit or loss	406	438
Income tax (expense) or income	(9)	(6)
Net income/(loss)	398	432
Total comprehensive income / (loss)	398	432
Dividends received	55	24
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	525	511
Other current assets	1,261	896
Total current assets	1,786	1,407
Non-current assets	7,451	6,723
Assets	9,236	8,130
Current financial liabilities excluding trade payables and other provisions	17	27
Other current liabilities	661	590
Current liabilities	617	678
Non-current financial liabilities excluding trade payables and other provisions	439	416
Other non-current liabilities	6,883	6,040
Total non-current financial liabilities	7,321	6,456
Total liabilities	8,000	7,073
Net assets	1,237	1,057
Revenue	1,846	1,599
Results from financial transactions	1	(1)
Depreciation and amortization	(12)	(14)
Interest income	56	51
Interest expense	(4)	(4)
Profit or loss	244	226
Income tax (expense) or income	(62)	(82)
Net income/(loss)	183	144
Other comprehensive income	13	12
Total comprehensive income / (loss)	196	156
Dividends received	€ 64	€ 70

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.